Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Straight Line Method Over the Estimated Useful Lives for Asset
Depreciation is computed using the straight-line method over the estimated useful lives for each asset group, as noted below:

Water wells, pipelines, facilities, ponds and related equipment	3 -15 years
Buildings	30 years
Vehicles, equipment, furniture and other	3 - 5 years

Schedules of Concentration of Risk
Customers that individually comprised more than 10% of the Company’s consolidated revenues were as follows:

	Year Ended December 31,
	2024	2023
Customer A	24%	13%
Customer B	14%	15%
Customer C	10%	14%
Customer D	0%	13%